Schedule of Related Party Transaction (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts payable	$ 493,180	$ 382,702	$ 117,199
Accrued liabilities	32,204	67,250
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable	302,775	205,558	146,402
Accrued liabilities	481,280	296,839
Total	$ 784,055	$ 502,397	$ 146,402